Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

September 30, 2019

EMC-QTLY-1119
1.926211.108

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.4%
		Principal Amount(a)	Value
Argentina - 2.3%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$15,300,000	$13,980,375
Banco Macro SA 6.75% 11/4/26 (b)(c)		13,270,000	9,056,775
Cablevision SA 6.5% 6/15/21 (b)		2,466,000	2,237,895
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		65,000	57,005
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,380,000	1,035,000
Pampa Holding SA 7.5% 1/24/27 (b)		2,185,000	1,665,038
Pan American Energy LLC 7.875% 5/7/21 (b)		1,307,333	1,313,461
Petrobras Energia SA 7.375% 7/21/23 (b)		4,260,000	3,451,265
Telecom Argentina SA 8% 7/18/26 (b)		1,735,000	1,501,859
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		5,965,000	5,210,055
YPF SA:
8.5% 3/23/21 (b)		6,177,000	5,330,751
8.5% 6/27/29 (b)		2,750,000	2,117,500
8.75% 4/4/24 (b)		24,575,000	20,274,375

TOTAL ARGENTINA			67,231,354

Austria - 0.3%
ESAL GmbH 6.25% 2/5/23 (b)		1,289,000	1,311,570
JBS Investments II GmbH:
5.75% 1/15/28 (b)		2,640,000	2,749,560
7% 1/15/26 (b)		5,370,000	5,794,176

TOTAL AUSTRIA			9,855,306

Azerbaijan - 0.1%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		3,570,000	4,133,703
Bahrain - 0.3%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		5,365,000	5,964,539
7.625% 11/7/24 (b)		2,350,000	2,666,516

TOTAL BAHRAIN			8,631,055

Belarus - 0.1%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		1,300,000	1,349,400
Bermuda - 0.5%
Digicel Group Ltd. 6.75% 3/1/23 (b)		4,120,000	1,955,713
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		9,635,000	9,803,613
3.75% 6/22/26 (b)		1,225,000	1,287,781

TOTAL BERMUDA			13,047,107

Brazil - 0.5%
Banco Votorantim SA 4% 9/24/22 (b)		3,010,000	3,059,665
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		5,045,000	5,234,188
4.875% 4/11/22 (b)		3,540,000	3,681,600
5.125% 3/31/27 (b)		2,105,000	2,157,625

TOTAL BRAZIL			14,133,078

British Virgin Islands - 1.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		28,500,000	27,226,406
Central American Bottling Corp. 5.75% 1/31/27 (b)		1,295,000	1,367,439
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		2,637,000	2,683,972
5.125% 5/15/24 (b)		1,235,000	1,305,241
Sinopec Group Overseas Development 2012 Ltd. 4.875% 5/17/42 (b)		1,225,000	1,541,969
Sinopec Group Overseas Development Ltd. 3.68% 8/8/49 (b)		5,600,000	6,034,000

TOTAL BRITISH VIRGIN ISLANDS			40,159,027

Canada - 0.8%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		19,165,000	18,862,553
Frontera Energy Corp. 9.7% 6/25/23 (b)		5,035,000	5,322,939

TOTAL CANADA			24,185,492

Cayman Islands - 1.5%
Banco BTG Pactual SA 7.75% 2/15/29 (b)(c)		2,625,000	2,736,563
Banco Do Brasil SA:
4.625% 1/15/25 (b)		2,150,000	2,258,575
4.875% 4/19/23 (b)		1,290,000	1,358,128
Braskem Finance Ltd. 5.375% 5/2/22 (b)		3,760,000	3,939,775
Cementos Progreso Trust 7.125% 11/6/23 (b)		5,110,000	5,240,944
Comcel Trust 6.875% 2/6/24 (b)		10,200,000	10,490,063
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		2,615,000	2,333,888
Itau Unibanco Holding SA 5.125% 5/13/23 (Reg. S)		4,380,000	4,630,481
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)		11,075,000	1,145,570
7.125% 6/26/42 (b)(d)		14,263,000	1,484,243
Shimao Property Holdings Ltd. 4.75% 7/3/22		6,420,000	6,534,356
Sparc Em Spc 0% 12/5/22 (b)		913,954	874,197

TOTAL CAYMAN ISLANDS			43,026,783

Colombia - 0.1%
Banco de Bogota SA 6.25% 5/12/26 (b)		1,250,000	1,412,891
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		2,379,000	2,394,612

TOTAL COLOMBIA			3,807,503

Curacao - 0.1%
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		3,125,000	2,679,688
3.65% 11/10/21		1,030,000	952,750

TOTAL CURACAO			3,632,438

Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		2,475,000	2,594,883
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		6,183,000	6,430,312
JSC BGEO Group 6% 7/26/23 (b)		9,505,000	9,695,100
JSC Georgian Railway 7.75% 7/11/22 (b)		1,290,000	1,410,938
TBC Bank JSC 5.75% 6/19/24 (b)		1,445,000	1,455,910

TOTAL GEORGIA			18,992,260

Indonesia - 0.5%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		1,970,000	297,963
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		12,515,000	12,724,594

TOTAL INDONESIA			13,022,557

Ireland - 0.8%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		7,790,000	8,342,603
Borets Finance DAC 6.5% 4/7/22 (b)		5,620,000	5,762,256
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		1,330,000	1,378,213
CBOM Finance PLC 5.55% 2/14/23 (b)		3,990,000	3,967,556
MTS International Funding Ltd. 5% 5/30/23 (b)		2,855,000	3,003,103

TOTAL IRELAND			22,453,731

Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		2,450,000	3,228,292
Kazakhstan - 0.1%
BTA Bank JSC 5.5% 12/21/22 (b)		2,886,542	2,902,778
Korea (South) - 0.3%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	284,300,000	3,998,633
POSCO 4% 8/1/23 (b)		3,155,000	3,314,230

TOTAL KOREA (SOUTH)			7,312,863

Luxembourg - 1.8%
CSN Resources SA:
6.5% 7/21/20 (b)		3,253,000	3,311,961
7.625% 2/13/23 (b)		18,775,000	19,570,005
Millicom International Cellular SA:
6% 3/15/25 (b)		4,210,000	4,365,244
6.625% 10/15/26 (Reg. S)		1,475,000	1,614,203
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		7,773,000	8,967,759
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		1,390,000	1,395,213
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		9,410,000	10,115,750
Usiminas International SARL 5.875% 7/18/26 (b)		3,005,000	3,036,027

TOTAL LUXEMBOURG			52,376,162

Mauritius - 0.4%
HTA Group Ltd. 9.125% 3/8/22 (b)		7,440,000	7,744,994
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (b)		1,400,000	1,438,500
6.5% 10/13/26 (b)		2,670,000	2,918,310

TOTAL MAURITIUS			12,101,804

Mexico - 6.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	224,420,000	10,963,561
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		3,725,000	3,840,242
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,600,000	2,657,200
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		2,630,000	2,850,263
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		3,775,000	4,344,789
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		4,230,000	4,095,169
Metalsa SA de CV 4.9% 4/24/23 (b)		11,337,000	11,503,512
Pemex Project Funding Master Trust:
6.625% 6/15/35		21,800,000	21,331,300
6.625% 6/15/38		25,000	23,588
8.625% 2/1/22		1,575,000	1,744,313
8.625% 12/1/23 (c)		930,000	1,032,440
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 5.7884% 3/11/22 (c)(e)		4,025,000	4,185,537
3.5% 1/30/23		9,820,000	9,785,630
4.875% 1/24/22		1,460,000	1,508,180
4.875% 1/18/24		26,725,000	27,513,388
5.375% 3/13/22		1,500,000	1,575,234
5.5% 1/21/21		810,000	833,085
6.5% 6/2/41		5,910,000	5,644,050
6.75% 9/21/47		26,042,000	24,974,278
7.69% 1/23/50 (b)		30,429,000	31,731,361
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		25,590,000	24,263,594

TOTAL MEXICO			196,400,714

Mongolia - 0.3%
Development Bank of Mongolia 7.25% 10/23/23 (b)		1,930,000	1,996,344
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		7,403,000	7,590,388

TOTAL MONGOLIA			9,586,732

Morocco - 0.2%
OCP SA:
5.625% 4/25/24 (b)		2,410,000	2,626,900
6.875% 4/25/44 (b)		1,260,000	1,562,794

TOTAL MOROCCO			4,189,694

Netherlands - 4.5%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		10,725,000	8,021,965
GTH Finance BV 7.25% 4/26/23 (b)		10,140,000	11,308,169
IHS Netherlands Holdco BV:
7.125% 3/18/25 (b)		6,295,000	6,401,700
8% 9/18/27 (b)		1,870,000	1,907,868
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (b)		2,570,000	2,805,155
Metinvest BV 7.75% 4/23/23 (b)		18,805,000	19,721,744
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		29,715,000	15,117,506
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		10,463,000	10,914,478
5.999% 1/27/28		3,737,000	4,161,150
6.9% 3/19/49		2,160,000	2,474,415
8.75% 5/23/26		17,340,000	22,182,195
SABIC Capital II BV 4% 10/10/23 (b)		8,785,000	9,224,251
VTR Finance BV 6.875% 1/15/24 (b)		16,265,000	16,722,453

TOTAL NETHERLANDS			130,963,049

Nigeria - 0.1%
Fidelity Bank PLC 10.5% 10/16/22 (b)		3,485,000	3,908,645
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		2,585,000	2,757,872
Peru - 0.3%
Alicorp SA 6.875% 4/17/27 (b)	PEN	2,605,000	832,830
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	27,530,000	8,658,517

TOTAL PERU			9,491,347

Saudi Arabia - 1.8%
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		2,690,000	2,719,590
3.5% 4/16/29 (b)		16,095,000	16,799,156
4.25% 4/16/39 (b)		16,825,000	18,162,588
4.375% 4/16/49 (b)		13,200,000	14,495,580

TOTAL SAUDI ARABIA			52,176,914

Singapore - 0.8%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		13,830,000	14,335,659
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (b)		3,615,000	3,878,217
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		5,650,000	5,732,264

TOTAL SINGAPORE			23,946,140

South Africa - 1.6%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		29,635,000	29,931,350
5.75% 1/26/21 (Reg. S)		7,270,000	7,342,700
6.75% 8/6/23 (b)		4,175,000	4,292,255
7.125% 2/11/25 (b)		4,400,000	4,532,000

TOTAL SOUTH AFRICA			46,098,305

Togo - 0.2%
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		3,860,000	4,332,464
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		5,675,000	5,064,938
Turkey - 2.3%
Akbank TAS 7.2% 3/16/27 (b)(c)		5,465,000	5,056,833
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		12,295,000	12,018,363
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		6,135,000	5,933,695
Turk Sise ve Cam Fabrikalari A/S:
4.25% 5/9/20 (b)		205,000	203,975
6.95% 3/14/26 (b)		2,595,000	2,670,417
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		2,600,000	2,738,125
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (b)		2,270,000	2,270,000
6.125% 5/24/27 (b)(c)		5,905,000	5,314,500
Turkiye Is Bankasi A/S:
5% 4/30/20 (b)		4,100,000	4,112,299
5.5% 4/21/22 (b)		3,815,000	3,753,006
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		17,010,000	16,161,203
6.875% 2/3/25 (b)(c)		880,000	845,075
6.875% 2/3/25 (Reg. S) (c)		4,895,000	4,700,730

TOTAL TURKEY			65,778,221

United Arab Emirates - 0.4%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		5,500,000	5,462,188
DP World Ltd. 5.625% 9/25/48 (b)		2,475,000	2,857,852
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		3,445,000	3,565,790

TOTAL UNITED ARAB EMIRATES			11,885,830

United Kingdom - 2.9%
Biz Finance PLC 9.625% 4/27/22 (b)		6,111,500	6,380,401
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		27,955,000	28,444,213
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		2,682,750	2,803,474
Polyus Finance PLC 5.25% 2/7/23 (b)		5,455,000	5,761,844
Tullow Oil PLC:
6.25% 4/15/22 (b)		4,960,000	5,009,600
7% 3/1/25 (b)		3,280,000	3,330,225
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		4,111,600	4,229,809
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		4,905,000	4,868,213
Vedanta Resources PLC:
6.375% 7/30/22 (b)		19,680,000	19,317,150
8.25% 6/7/21 (b)		4,460,000	4,649,550

TOTAL UNITED KINGDOM			84,794,479

United States of America - 2.0%
Azul Investments LLP 5.875% 10/26/24 (b)		7,060,000	7,046,763
CEMEX Finance LLC 6% 4/1/24 (b)		2,300,000	2,359,513
Citgo Holding, Inc. 9.25% 8/1/24 (b)		5,435,000	5,774,688
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		11,810,000	11,942,863
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		12,730,000	13,113,555
Sasol Financing U.S.A. LLC 5.875% 3/27/24		2,440,000	2,629,863
Stillwater Mining Co. 6.125% 6/27/22 (b)		15,840,000	15,958,800

TOTAL UNITED STATES OF AMERICA			58,826,045

Venezuela - 0.1%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		5,000,000	400,000
5.5% 4/12/37 (d)		330,000	26,400
6% 5/16/24 (b)(d)		9,685,000	774,800
6% 11/15/26 (b)(d)		12,130,000	970,400
9.75% 5/17/35 (b)(d)		1,315,000	105,200
12.75% 2/17/22 (b)(d)		1,310,000	104,800

TOTAL VENEZUELA			2,381,600

TOTAL NONCONVERTIBLE BONDS
(Cost $1,102,472,817)			1,080,760,565

Government Obligations - 47.0%
Angola - 0.2%
Angola Republic 9.5% 11/12/25 (b)		3,915,000	4,389,694
Argentina - 4.7%
Argentine Republic:
5.625% 1/26/22		37,185,000	16,231,253
6.875% 4/22/21		61,925,000	30,405,175
7.5% 4/22/26		64,550,000	28,240,625
8.75% 5/7/24		2,341,854	824,048
Buenos Aires Province:
9.95% 6/9/21 (b)		4,810,000	1,852,451
10.875% 1/26/21 (b)		9,533,333	4,576,000
10.875% 1/26/21 (Reg. S)		25,830,667	12,398,720
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		1,299,000	930,409
8.95% 2/19/21 (b)		5,631,350	4,737,373
Mendoza Province 8.375% 5/19/24 (b)		965,000	540,410
Province of Santa Fe 7% 3/23/23 (b)		16,265,000	10,775,563
Provincia de Cordoba:
7.125% 6/10/21 (b)		33,175,000	20,527,031
7.45% 9/1/24 (b)		9,360,000	5,329,350

TOTAL ARGENTINA			137,368,408

Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (b)		2,780,000	2,944,020
Bahamas (Nassau) - 0.1%
Bahamian Republic 6% 11/21/28 (b)		2,245,000	2,372,684
Bahrain - 0.1%
Bahrain Kingdom 5.5% 3/31/20 (b)		2,300,000	2,311,500
Belarus - 0.5%
Belarus Republic:
6.875% 2/28/23 (b)		11,100,000	11,877,000
7.625% 6/29/27 (b)		1,290,000	1,449,638

TOTAL BELARUS			13,326,638

Bermuda - 0.4%
Bermuda Government:
3.717% 1/25/27 (b)		3,310,000	3,478,603
4.75% 2/15/29 (b)		6,745,000	7,647,144

TOTAL BERMUDA			11,125,747

Bolivia - 0.0%
Plurinational State of Bolivia 5.95% 8/22/23 (b)		1,175,000	1,271,570
Brazil - 1.4%
Brazilian Federative Republic:
5.625% 1/7/41		3,475,000	3,890,914
5.625% 2/21/47		3,940,000	4,415,263
8.25% 1/20/34		15,410,000	21,140,594
10% 1/1/23	BRL	37,150,000	9,942,015

TOTAL BRAZIL			39,388,786

Cameroon - 0.6%
Cameroon Republic 9.5% 11/19/25 (b)		15,640,000	17,081,813
Costa Rica - 0.2%
Costa Rican Republic 4.25% 1/26/23 (b)		4,460,000	4,365,225
Dominican Republic - 0.9%
Dominican Republic:
5.95% 1/25/27 (b)		2,545,000	2,754,167
6% 7/19/28 (b)		3,585,000	3,906,530
6.4% 6/5/49 (b)		2,910,000	3,092,784
6.85% 1/27/45 (b)		2,530,000	2,817,788
6.875% 1/29/26 (b)		4,240,000	4,783,250
7.45% 4/30/44 (b)		7,275,000	8,629,969

TOTAL DOMINICAN REPUBLIC			25,984,488

Egypt - 3.2%
Arab Republic of Egypt:
yield at date of purchase 17.8821% 11/19/19	EGP	52,025,000	3,125,750
5.577% 2/21/23 (b)		2,740,000	2,787,950
5.75% 4/29/20 (b)		690,000	696,038
6.125% 1/31/22 (b)		15,145,000	15,608,816
6.2004% 3/1/24 (b)		3,195,000	3,334,781
7.5% 1/31/27 (b)		35,830,000	38,517,250
7.6003% 3/1/29 (b)		15,420,000	16,301,831
7.903% 2/21/48 (b)		4,290,000	4,314,131
8.5% 1/31/47 (b)		7,395,000	7,841,011
8.7002% 3/1/49 (b)		1,150,000	1,234,813

TOTAL EGYPT			93,762,371

El Salvador - 1.5%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		9,840,000	10,141,350
6.375% 1/18/27 (b)		8,380,000	8,694,250
7.1246% 1/20/50 (b)		4,735,000	4,826,741
7.375% 12/1/19 (b)		15,655,000	15,728,383
7.625% 9/21/34 (b)		2,100,000	2,226,000
7.65% 6/15/35 (Reg. S)		1,480,000	1,586,375

TOTAL EL SALVADOR			43,203,099

Ghana - 0.4%
Ghana Republic:
7.875% 8/7/23 (b)		3,477,340	3,798,994
7.875% 8/7/23 (Reg.S)		1,260,000	1,376,550
7.875% 3/26/27 (b)		2,640,000	2,706,000
8.125% 1/18/26 (b)		4,030,000	4,262,984

TOTAL GHANA			12,144,528

Guatemala - 0.1%
Guatemalan Republic 4.9% 6/1/30 (b)		2,775,000	2,938,898
Indonesia - 1.9%
Indonesian Republic:
4.35% 1/11/48		5,270,000	5,790,413
5.125% 1/15/45 (b)		7,585,000	9,061,705
5.25% 1/17/42 (b)		4,340,000	5,221,563
5.95% 1/8/46 (b)		3,500,000	4,652,813
6.75% 1/15/44 (b)		2,700,000	3,874,500
7.75% 1/17/38 (b)		8,860,000	13,290,000
8.5% 10/12/35 (b)		110,000	172,700
8.5% 10/12/35 (Reg. S)		8,855,000	13,902,350

TOTAL INDONESIA			55,966,044

Iraq - 1.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		33,205,000	32,426,758
Ivory Coast - 0.5%
Ivory Coast 5.75% 12/31/32		14,322,000	14,040,036
Jamaica - 0.1%
Jamaican Government 7.875% 7/28/45		1,995,000	2,613,450
Jordan - 0.0%
Jordanian Kingdom 6.125% 1/29/26 (b)		810,000	848,222
Kazakhstan - 0.0%
Kazakhstan Republic 6.5% 7/21/45 (b)		825,000	1,198,313
Kenya - 0.0%
Republic of Kenya 6.875% 6/24/24 (b)		1,375,000	1,445,469
Lebanon - 1.2%
Lebanese Republic:
5.8% 4/14/20		9,332,000	8,842,070
6.15% 6/19/20		3,235,000	2,997,430
6.375% 3/9/20		22,663,000	21,621,918
8.25% 4/12/21 (Reg.S)		1,420,000	1,210,550

TOTAL LEBANON			34,671,968

Mexico - 1.7%
United Mexican States:
5.75% 10/12/2110		8,745,000	10,084,078
6.05% 1/11/40		23,305,000	29,399,258
6.5% 6/9/22	MXN	188,715,000	9,517,991

TOTAL MEXICO			49,001,327

Mongolia - 0.1%
Mongolian People's Republic 8.75% 3/9/24 (b)		1,300,000	1,455,594
Morocco - 0.4%
Moroccan Kingdom:
4.25% 12/11/22 (b)		8,805,000	9,203,977
5.5% 12/11/42 (b)		850,000	1,015,750

TOTAL MOROCCO			10,219,727

Nigeria - 0.9%
Republic of Nigeria:
yield at date of purchase 13.6947% to 14.1171% 11/7/19 to 11/28/19	NGN	1,529,405,000	4,145,645
6.375% 7/12/23 (b)		2,475,000	2,598,750
6.5% 11/28/27 (b)		5,445,000	5,496,047
6.75% 1/28/21 (b)		1,125,000	1,164,375
7.625% 11/21/25 (b)		11,600,000	12,716,500

TOTAL NIGERIA			26,121,317

Oman - 0.3%
Sultanate of Oman:
3.875% 3/8/22 (b)		5,765,000	5,721,763
4.125% 1/17/23 (b)		1,450,000	1,446,375
6.75% 1/17/48 (b)		3,105,000	2,930,344

TOTAL OMAN			10,098,482

Pakistan - 0.2%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		5,385,000	5,401,828
8.25% 4/15/24 (b)		1,300,000	1,403,188

TOTAL PAKISTAN			6,805,016

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		3,640,000	3,845,888
Paraguay - 0.0%
Republic of Paraguay 5.4% 3/30/50 (b)		790,000	893,194
Peru - 0.4%
Peruvian Republic 4% 3/7/27 (f)(g)		10,956,000	10,993,876
Philippines - 0.3%
Philippine Republic 4.95% 1/15/21	PHP	379,325,000	7,389,115
Qatar - 1.7%
State of Qatar:
4% 3/14/29 (b)		7,310,000	8,104,963
4.5% 4/23/28 (b)		2,505,000	2,852,569
4.817% 3/14/49 (b)		12,100,000	14,996,438
5.103% 4/23/48 (b)		12,105,000	15,490,617
9.75% 6/15/30 (b)		4,350,000	7,153,031

TOTAL QATAR			48,597,618

Romania - 0.2%
Romanian Republic 5.125% 6/15/48 (b)		6,160,000	7,128,275
Russia - 3.5%
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (b)		29,200,000	32,996,000
5.1% 3/28/35(Reg. S)		5,000,000	5,650,000
5.25% 6/23/47 (b)		28,800,000	34,191,000
5.25% 6/23/47(Reg. S)		2,000,000	2,374,375
5.625% 4/4/42 (b)		3,825,000	4,704,751
5.875% 9/16/43 (b)		1,195,000	1,517,650
7.25% 5/10/34	RUB	449,775,000	7,002,634
7.6% 7/20/22	RUB	424,870,000	6,720,617
8.15% 2/3/27	RUB	411,745,000	6,832,789

TOTAL RUSSIA			101,989,816

Rwanda - 0.1%
Rwanda Republic 6.625% 5/2/23 (b)		2,205,000	2,378,644
Saudi Arabia - 0.8%
Kingdom of Saudi Arabia:
4.5% 10/26/46 (b)		3,860,000	4,303,900
4.625% 10/4/47 (b)		3,705,000	4,205,175
5.25% 1/16/50 (b)		10,915,000	13,595,997

TOTAL SAUDI ARABIA			22,105,072

Serbia - 0.1%
Republic of Serbia 7.25% 9/28/21 (b)		1,594,000	1,741,445
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		3,050,000	3,029,984
6.25% 10/4/20 (b)		840,000	852,600
6.25% 7/27/21 (b)		1,630,000	1,655,978
6.85% 3/14/24 (b)		3,475,000	3,544,500

TOTAL SRI LANKA			9,083,062

Turkey - 4.7%
Export Credit Bank of Turkey 5.375% 2/8/21 (b)		4,590,000	4,567,050
Turkish Republic:
3.25% 3/23/23		3,255,000	3,041,391
5.125% 3/25/22		37,750,000	38,056,719
5.625% 3/30/21		18,020,000	18,509,919
5.75% 5/11/47		7,290,000	6,378,750
6.25% 9/26/22		48,055,000	49,421,564
6.35% 8/10/24		3,290,000	3,346,547
7.25% 12/23/23		8,080,000	8,547,125
7.375% 2/5/25		3,980,000	4,225,019

TOTAL TURKEY			136,094,084

Ukraine - 5.3%
Ukraine Government:
7.375% 9/25/32 (b)		4,610,000	4,638,813
7.75% 9/1/20 (b)		40,650,000	41,483,325
7.75% 9/1/21 (b)		62,237,000	64,726,480
7.75% 9/1/22 (b)		19,507,000	20,521,364
7.75% 9/1/23 (b)		4,065,000	4,272,315
7.75% 9/1/24 (b)		9,170,000	9,685,813
7.75% 9/1/26 (b)		2,780,000	2,908,575
7.75% 9/1/27 (b)		2,935,000	3,063,406
15.84% 2/26/25	UAH	69,865,000	2,945,185

TOTAL UKRAINE			154,245,276

United Arab Emirates - 0.2%
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		5,675,000	5,504,714
United States of America - 5.4%
U.S. Treasury Bonds 3% 2/15/48		18,602,000	22,104,408
U.S. Treasury Notes:
2% 11/15/26		107,576,000	110,320,004
2.375% 5/15/29		22,000,000	23,368,984

TOTAL UNITED STATES OF AMERICA			155,793,396

Uruguay - 0.0%
Banco Central del Uruguay:
value recovery A rights 1/2/21 (g)(h)		1,000,000	10
value recovery B rights 1/2/21 (g)(h)		1,500,000	15

TOTAL URUGUAY			25

Venezuela - 0.2%
Venezuelan Republic:
oil recovery warrants 4/15/20 (g)(h)		2,504	2,504
9.25% 9/15/27 (d)		32,390,000	3,077,050
11.95% 8/5/31 (Reg. S) (d)		14,080,000	1,337,600
12.75% 8/23/22 (d)		2,705,000	256,975

TOTAL VENEZUELA			4,674,129

Vietnam - 0.9%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.8476% 3/13/28 (c)(e)		1,040,000	1,034,937
5.5% 3/12/28		24,486,566	24,746,736

TOTAL VIETNAM			25,781,673

TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,429,271,508)			1,359,130,494

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $6,547,562)	INR	423,400,000	5,933,833

Preferred Securities - 2.6%
Cayman Islands - 1.6%
Banco Do Brasil SA:
6.25% (b)(c)(i)		6,700,000	6,605,781
9% (b)(c)(i)		3,275,000	3,661,041
Banco Mercantil del Norte SA 7.625% (b)(c)(i)		2,830,000	2,882,178
Cosan Overseas Ltd. 8.25% (i)		23,191,000	23,951,955
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		5,655,000	5,985,464
6.125% (b)(c)(i)		1,525,000	1,538,773
Odebrecht Finance Ltd.:
7.5% (b)(d)(i)		21,825,000	2,421,211
7.5% (Reg. S) (d)(i)		500,000	55,469

TOTAL CAYMAN ISLANDS			47,101,872

Colombia - 0.2%
Colombia Telecomunicaciones SA 8.5% (b)(c)(i)		5,440,000	5,584,500
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(i)		1,300,000	1,335,750
Ireland - 0.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(i)		10,537,000	10,777,375
Tinkoff Credit Systems 9.25% (Reg. S) (c)(i)		9,739,000	10,171,168

TOTAL IRELAND			20,948,543

TOTAL PREFERRED SECURITIES
(Cost $83,955,982)			74,970,665
		Shares	Value

Money Market Funds - 11.6%
Fidelity Cash Central Fund 1.96% (j)
(Cost $336,637,630)		336,570,808	336,638,122
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $2,958,885,499)			2,857,433,679
NET OTHER ASSETS (LIABILITIES) - 1.2%			35,865,759
NET ASSETS - 100%			$2,893,299,438

Currency Abbreviations

BRL – Brazilian real

EGP – Egyptian pound

INR – Indian rupee

MXN – Mexican peso

NGN – Nigerian naira

PEN – Peruvian new sol

PHP – Philippine peso

RUB – Russian ruble

UAH – Ukrainian hryvnia

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,530,281,123 or 52.9% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Level 3 security

 (h) Quantity represents share amount.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,438,883
Total	$3,438,883

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.